TAXATION - Impact of subsidiaries' preferential tax rates (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of the differences between statutory tax rate and effective tax rate
Statutory CIT rate (as a percent)	25.00%	25.00%	25.00%
Effective EIT rate (as a percent)	15.00%	15.00%	16.00%
Subsidiaries
Reconciliation of the differences between statutory tax rate and effective tax rate
Effective EIT rate (as a percent)	(2.90%)	(6.40%)	(9.50%)
Ctrip Computer Technology
Reconciliation of the differences between statutory tax rate and effective tax rate
Statutory CIT rate (as a percent)	15.00%
Effective EIT rate (as a percent)	(1.20%)	(2.30%)	(3.10%)
Ctrip Travel Information
Reconciliation of the differences between statutory tax rate and effective tax rate
Statutory CIT rate (as a percent)	15.00%
Effective EIT rate (as a percent)	0.00%	0.10%	(0.10%)
Ctrip Travel Network
Reconciliation of the differences between statutory tax rate and effective tax rate
Statutory CIT rate (as a percent)	15.00%
Effective EIT rate (as a percent)	(0.30%)	(1.50%)	(3.20%)
Chengdu Information
Reconciliation of the differences between statutory tax rate and effective tax rate
Statutory CIT rate (as a percent)	15.00%
Effective EIT rate (as a percent)	(0.40%)	(0.50%)	(0.80%)
Beijing Hujinxinrong Technology Co Ltd
Reconciliation of the differences between statutory tax rate and effective tax rate
Statutory CIT rate (as a percent)	15.00%
Effective EIT rate (as a percent)	(0.30%)	(0.70%)	(0.70%)
Qunar and subsidiaries
Reconciliation of the differences between statutory tax rate and effective tax rate
Statutory CIT rate (as a percent)	15.00%
Effective EIT rate (as a percent)	(0.60%)	(1.10%)	(1.60%)
Other subsidiaries
Reconciliation of the differences between statutory tax rate and effective tax rate
Effective EIT rate (as a percent)	(0.10%)	(0.40%)	0.00%